Taxation	12 Months Ended
Jul. 31, 2026
Taxation [Abstract]
TAXATION

12. TAXATION

Income taxes

United States

The Company is incorporated in U.S. and is subject to U.S. federal corporate income tax at a rate of 21%. The Company was not subject to federal or state corporate income tax as it did not have assessable profit during the periods presented.

Japan

The Group conducts its major businesses in Japan and is subject to tax in this jurisdiction. As a result of its business activities, the Group files tax returns that are subject to examination by the local tax authority. Income taxes in Japan applicable to the Group are imposed by the national, prefectural, and municipal governments, and in the aggregate resulted in an effective statutory rate of 0% for the years ended July 31, 2025 and 2026.

For the years ended July 31, 2025 and 2026, the details of income tax expenses are set forth below:

For the years ended July 31,
	2025	2026
Current	$—	$—
Deferred	—	—
Total income tax benefit	$—	$—

A reconciliation of the Japanese statutory income tax rate and the Group’s actual income tax provision for the years ended July 31, 2025 and 2026, respectively, were as follows:

	For the years ended July 31,
	2025	2026
Loss before income tax expense	$(1688,153)	$(2,260,301)
Applicable statutory income tax rate in Japan	34.59%	34.59%
Income tax benefit computed at statutory rate	(583,932)	(781,838)
Changes in valuation allowance	583,932	781,838
Total income tax expense	$—	$—
Effective income tax rate	0.00%	0.00%

As of July 31, 2025 and 2026, the significant components of the deferred tax assets and liability are summarized below:

	As of July 31,
	2025	2026
Deferred tax assets:
Net operating loss carryforward	$10,757,474	$10,899,427
Inventory impairment	503,476	517,484
Long-lived assets impairment	178,366	168,773
Lease liabilities	28,204	6,728
Deferred tax assets	11,467,520	11,592,412

Deferred tax liability:
Right-of-use asset	(30,355)	(7,940)
Deferred tax liability	(30,355)	(7,940)

Less: allowance for deferred tax assets	(11,437,165)	(11,584,472)
Total deferred tax assets, net	$—	$—

As of July 31, 2025 and 2026, the movement of the valuation allowance of deferred tax assets, net are summarized below:

	As of July 31,
	2025	2026
Valuation allowance
Balance at the beginning of the year	$10,880,783	$11,437,165
Additions	583,932	781,838
Foreign currency translation adjustments	(27,550)	(634,531)
Balance at the end of the year	$11,437,165	$11,584,472

The Group periodically evaluates the likelihood of the realization of deferred tax assets, and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion will not be realized. Management considers new evidence, both positive and negative, that could affect the Group’s future realization of deferred tax assets including its recent cumulative earnings experience, expectation of future income, the carry forward periods available for tax reporting purposes and other relevant factors. As of July 31, 2025 and 2026, the Group did not recognize deferred tax assets for the management conclude that the chances to utilize the deferred tax assets to offset future taxable income were not probable based on current growth trend. Accordingly, US$11,437,165 and US$11,584,472 of valuation allowance for the deferred tax assets was recorded as of July 31, 2025 and 2026, respectively.

Income taxes paid

No income taxes paid during the years ended July 31, 2025 and 2026. For the years ended July 31, 2025 and 2026, the Group’s cash payment for income tax were both nil, respectively.

Consumption tax

Consumption tax collected and remitted to tax authorities is excluded from revenue, cost of sales, and expenses in the consolidated statements of income and comprehensive loss. Before October 1, 2019, the applicable consumption tax rate was 8%, and since October 1, 2019, the Group has been subject to the applicable consumption tax rate of 10%, with an 8% rate applicable to a limited number of exceptions based on the new Japanese tax law. For overseas sales, the Group is exempt from paying consumption tax. The Group can deduct all of its qualified input consumption tax paid when purchasing from suppliers, against the output consumption tax derived from domestic sales. The Group is eligible for consumption tax refund from the tax authorities for excess input consumption tax, which is recorded as consumption tax receivable in the prepaid expenses and other current assets on the consolidated balance sheets.

Uncertain tax positions

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of July 31, 2025 and 2026, the Group did not have any significant unrecognized uncertain tax positions. The Group did not incur any interest or penalties tax for the years ended July 31, 2025 and 2026. The Group does not anticipate any significant increases or decreases in unrecognized tax benefits in the next twelve months from July 31, 2026. The Group continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. As of July 31, 2025 and 2026, all of the tax returns of the Group’s Japanese operating entity remain available for statutory examination by Japanese tax authorities.